OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Leases
SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the nine months ended September 30, 2023 and 2022 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s unaudited condensed consolidated statements of operations)	Nine months ended September 30,
	2023	2022

Related parties	$14,046	$16,132
Non-related parties	97,288	109,050
Total	$111,334	$125,182

Other information for the nine months ended	September 30, 2023	September 30, 2022
Cash paid for amounts included in the measurement of lease obligations	$116,743	$110,768
Weighted average remaining lease term (in years)	2.61	3.31
Weighted average discount rate	3.23%	3.23%

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2022 and 2021 are as follows:

Operating lease cost (included in general and administrative expenses in the Company’s consolidated statements of operations) for the years ended	December 31, 2022	December 31, 2021

Related parties	$20,736	$32,677
Non-related parties	150,804	118,315

Other information for the years ended	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease obligations	$172,425	$151,586
Weighted average remaining lease term (in years)	3.11	3.82
Weighted average discount rate	3.23%	3.23%

SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS

Maturities of the Company’s lease obligations as of September 30, 2023 are as follows:

Year ending December 31,
2023 (remaining)	$27,008
2024	118,512
2025	105,405
2026	47,012
2027	5,498
Total lease payment	303,435
Less: Imputed interest	(14,976)
Operating lease obligations	$288,459

Maturities of the Company’s lease obligations as of December 31, 2022 are as follows:

Year ending December 31,
2023	$139,875
2024	110,420
2025	95,408
2026	42,703
2027	5,789
Thereafter	-
Total lease payment	394,195
Less: Imputed interest	(22,352)
Operating lease obligations	$371,843